Condensed Statements of Partners' Equity (Unaudited) (USD $)	General Partner [Member]	Limited Partners [Member]	Total
Partners' equity at Mar. 31, 2012	$ 42,162	$ 369,719	$ 411,881
Net income	108	10,722	10,830
Contributions (Note 6)	55,483		55,483
Partners' equity at Dec. 31, 2012	$ 97,753	$ 380,441	$ 478,194